LICENSE AGREEMENTS (Details) - USD ($)	1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended			25 Months Ended
	Jun. 30, 2019	Dec. 31, 2017	Jan. 31, 2017	Feb. 29, 2016	Mar. 31, 2014	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019	Mar. 31, 2017
License agreements:
Research and development						$ 1,240,047	$ 2,831,797	$ 5,033,069	$ 5,844,186
License agreement with University of Colorado
License agreements:
Stock issued for patents (in shares)					180,000							67,000
Payment to reimburse expenses												$ 26,179
Maximum development and regulatory milestone fees			$ 1,500,000
Royalties as a percent of net sales			40.00%
Guaranteed payment														$ 20,000
Payments for royalties											$ 20,000
Royalty expense								0			0
Threshold period of notice for termination of agreement					60 days
License agreement with University of Colorado | Forecast
License agreements:
Payments for royalties										$ 20,000
License agreement with University of Illinois
License agreements:
Research and development				$ 15,000
Maximum development and regulatory milestone fees				$ 1,250,000
Payments for royalties											$ 250,000
Royalty expense						6,250	5,000	12,083	8,333
Threshold period of notice for termination of agreement				90 days
License agreement with University of Illinois | Minimum
License agreements:
Guaranteed payment				$ 20,000
License agreement with University of Illinois | Maximum
License agreements:
Guaranteed payment				$ 50,000
License agreement with Schepens Eye Research Institute
License agreements:
Research and development	$ 75,000	$ 125,000				$ 159,250	$ 112,000	$ 318,500
Payment to reimburse expenses		39,681
Maximum development and regulatory milestone fees		6,000,000
Maximum commercial milestone fees		$ 10,500,000
Term (in years)		2 years
License agreement with Schepens Eye Research Institute | Minimum
License agreements:
Guaranteed payment		$ 25,000
License agreement with Schepens Eye Research Institute | Maximum
License agreements:
Guaranteed payment		$ 50,000
License agreement with Schepens Eye Research Institute | Forecast
License agreements:
Research and development													$ 1,100,000
License agreement with Schepens Eye Research Institute | License and maintenance fee
License agreements:
Threshold period of notice for termination of agreement		180 days
License agreement with Schepens Eye Research Institute | Sponsored Research Agreement
License agreements:
Research and development									$ 257,600